August 1, 1999



                           COUNTRYWIDE TAX-FREE TRUST
                           OHIO INSURED TAX-FREE FUND

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1998
                            (REVISED AUGUST 1, 1999)

         During the period from August 1, 1999 until September 30, 1999, the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser") is offering a special promotion to participating broker-dealers. During the promotion, broker-dealers who open accounts in Class A shares of the Fund will be paid an additional reallowance by the Adviser. Therefore, the table of sales loads for accounts opened after July 31, 1999 contained in the section entitled "How to Purchase Shares" on page 21 of the Prospectus is revised as follows to be in effect during the promotion:

                                                       Dealer
                                                      Reallowance
                                Sales Load as % of:     as % of
                                  Public     Net        Public
                                  Offering   Amount     Offering
Amount of Investment              Price    Invested      Price
--------------------              ------   --------     -------
Less than $50,000                  4.75%      4.99%     4.50%
$ 50,000 but less than $100,000    4.50%      4.72%     4.25%
$100,000 but less than $250,000    3.50%      3.63%     3.25%
$250,000 but less than $500,000    2.95%      3.04%     2.70%
$500,000 but less than $1,000,000  2.25%      2.31%     2.00%
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

                                                               August 1, 1999



                           COUNTRYWIDE TAX-FREE TRUST
               TAX-FREE MONEY FUND/TAX-FREE INTERMEDIATE TERM FUND

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1998
                            (REVISED AUGUST 1, 1999)

         During the period from August 1, 1999 until September 30, 1999, the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser") is offering a special promotion to participating broker-dealers. During the promotion, broker-dealers who open accounts in Class A shares of the Tax-Free Intermediate Term Fund will be paid an additional reallowance by the Adviser. Therefore, the table of sales loads for accounts in the Tax-Free Intermediate Term Fund opened after July 31, 1999 contained in the section entitled "How to Purchase Shares" on page 22 of the Prospectus is revised as follows to be in effect during the promotion:

                                                       Dealer
                                                     Reallowance
                                 Sales Load as % of:   as % of
                                  Public     Net        Public
                                  Offering   Amount     Offering
Amount of Investment              Price    Invested      Price
--------------------              -------  --------    ---------
Less than $50,000                  4.75%      4.99%     4.50%
$ 50,000 but less than $100,000    4.50%      4.72%     4.25%
$100,000 but less than $250,000    3.50%      3.63%     3.25%
$250,000 but less than $500,000    2.95%      3.04%     2.70%
$500,000 but less than $1,000,000  2.25%      2.31%     2.00%
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.